Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property and Equipment
Schedule of depreciation and amortization expense

	For the Three Months		For the Six Months Ended
	Ended June 30,		Ended June 30,
	2016	2015	2016	2015
	(In thousands)
Equipment leased to customers	$197,352	$206,314	$378,003	$398,067
Satellites	15,262	15,261	30,523	30,522
Buildings, furniture, fixtures, equipment and other	16,349	15,673	32,691	32,554
Total depreciation and amortization	$228,963	$237,248	$441,217	$461,143

	For the Years Ended December 31,
	2015	2014	2013
	(In thousands)
Equipment leased to customers	$783,310	$810,945	$739,266
Satellites (1)	61,045	68,984	108,682
Buildings, furniture, fixtures, equipment and other	63,332	76,172	58,039
Total depreciation and amortization	$907,687	$956,101	$905,987

(1)	Depreciation and amortization expense decreased $40 million in 2014 as a result of the Satellite and Tracking Stock Transaction. See Note 4 and Note 15 for further information.

Schedule of pay-TV satellite fleet

			Estimated
			Useful Life
			(Years)/
		Degree	Lease
	Launch	Orbital	Termination
Satellites	Date	Location	Date
Owned:
EchoStar XV	July 2010	61.5	15
EchoStar XVIII (1)	June 2016	61.5	15

Leased from EchoStar (2):
EchoStar VII (3)	February 2002	119	June 2017
EchoStar IX	August 2003	121	Month to month
EchoStar X (3)	February 2006	110	February 2021
EchoStar XI (3)	July 2008	110	September 2021
EchoStar XII (3)	July 2003	61.5	September 2017
EchoStar XIV (3)	March 2010	119	February 2023
EchoStar XVI (4)	November 2012	61.5	January 2018
Nimiq 5	September 2009	72.7	September 2019
QuetzSat-1	September 2011	77	November 2021

Leased from Other Third Party:
Anik F3	April 2007	118.7	April 2022
Ciel II	December 2008	129	January 2019

(1)

The EchoStar XVIII satellite was launched on June 18, 2016 and is expected to become operational at the 61.5 degree orbital location during the third quarter 2016.  The EchoStar XVIII satellite is currently owned by an indirect subsidiary of DISH Network.

(2)	See Note 10 for further information on our Related Party Transactions with EchoStar.
(3)	We generally have the option to renew each lease on a year-to-year basis through the end of the useful life of the respective satellite.
(4)	We have the option to renew this lease for an additional five-year period. If we exercise our five-year renewal option, we have the option to renew this lease for an additional five years.